Loans - Age Analysis of Past Due Loans (Including Non-Accrual Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	$ 94,112	$ 129,357
Total current	3,520,613	3,920,100
Total loans	3,614,725	4,049,457
30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	30,558	44,422
60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	5,109	10,322
More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	58,445	74,613
Commercial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	3,298	658
Total current	466,298	607,962
Total loans	469,596	608,620
Commercial loans | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	2,712	11
Commercial loans | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	14
Commercial loans | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	586	633
Commercial loans | Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	2	25
Total current	25,359	40,708
Total loans	25,361	40,733
Commercial loans | Overdrafts | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Commercial loans | Overdrafts | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Commercial loans | Overdrafts | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	2	25
Commercial loans | Governments
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Total current	112,412	225,178
Total loans	112,412	225,178
Commercial loans | Governments | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Commercial loans | Governments | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Commercial loans | Governments | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Commercial loans | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	3,296	633
Total current	328,527	342,076
Total loans	331,823	342,709
Commercial loans | Commercial and industrial | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	2,712	11
Commercial loans | Commercial and industrial | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	14
Commercial loans | Commercial and industrial | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	584	608
Commercial real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	6,516	7,791
Total current	603,991	671,185
Total loans	610,507	678,976
Commercial real estate loans | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	552	1,133
Commercial real estate loans | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Commercial real estate loans | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	5,964	6,658
Commercial real estate loans | Commercial mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	6,341	7,791
Total current	575,281	657,578
Total loans	581,622	665,369
Commercial real estate loans | Commercial mortgage | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	377	1,133
Commercial real estate loans | Commercial mortgage | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Commercial real estate loans | Commercial mortgage | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	5,964	6,658
Commercial real estate loans | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	175	0
Total current	28,710	13,607
Total loans	28,885	13,607
Commercial real estate loans | Construction | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	175	0
Commercial real estate loans | Construction | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Commercial real estate loans | Construction | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Consumer loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	3,569	5,861
Total current	194,520	221,960
Total loans	198,089	227,821
Consumer loans | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	1,172	2,485
Consumer loans | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	764	1,397
Consumer loans | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	1,633	1,979
Consumer loans | Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	17	538
Total current	5,565	12,377
Total loans	5,582	12,915
Consumer loans | Overdrafts | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Consumer loans | Overdrafts | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Consumer loans | Overdrafts | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	17	538
Consumer loans | Automobile financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	334	353
Total current	19,648	19,511
Total loans	19,982	19,864
Consumer loans | Automobile financing | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	86	194
Consumer loans | Automobile financing | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	23	81
Consumer loans | Automobile financing | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	225	78
Consumer loans | Credit card
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	935	1,928
Total current	77,606	77,030
Total loans	78,541	78,958
Consumer loans | Credit card | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	366	1,459
Consumer loans | Credit card | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	177	337
Consumer loans | Credit card | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	392	132
Consumer loans | Other consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	2,283	3,042
Total current	91,701	113,042
Total loans	93,984	116,084
Consumer loans | Other consumer | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	720	832
Consumer loans | Other consumer | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	564	979
Consumer loans | Other consumer | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	999	1,231
Residential mortgage loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	80,729	115,047
Total current	2,255,804	2,418,993
Total loans	2,336,533	2,534,040
Residential mortgage loans | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	26,122	40,793
Residential mortgage loans | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	4,345	8,911
Residential mortgage loans | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	$ 50,262	$ 65,343